Cash and cash equivalents - Disclosure of detailed information about cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash held in banks	$ 98,799	$ 23,454
Short-term investments	9,528	82,321
Cash and cash equivalents	$ 108,327	$ 105,775	$ 55,270